Schedule of decrease in results of operations (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	$ (646)	$ (1,228)
U s dollar member
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	(646)	(1,235)
Japanese yen member
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	$ (0)	$ 7